Gains and losses on disposal and main changes in scope of consolidation - Ongoing transactions at June 30, 2023 (Details) - Orange and Masmovil joint venture - Signing of binding agreement for joint venture between Orange and MsMvil - Forecast
6 Months Ended
Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Ownership interest in joint venture	50.00%
MasMovil
Disclosure of analysis of single amount of discontinued operations [line items]
Ownership interest in joint venture	50.00%